CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 18, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS)
Revenue	¥ 80,035	¥ 2,260,505
Operating expenses
Salaries, wages and benefits	(79,215)	(1,186,715)
Supplies and purchased medical services	(18,241)
Depreciation and amortization	(14,931)
Lease and rental expenses	(739)
Impairment of trade receivables	(528)
Other operating expenses	(165,776)
Loss from operations	(199,395)
Other income and expenses
Finance income	779
Finance costs	(29,503)	(263,810)
Foreign exchange losses	(2,641)
Change in fair value of warrant liabilities	(7,592)
Other (loss)/income, net	(5,798)
Loss before income tax	(244,150)
Income tax (expense)/benefit	6,261	(27,708)	¥ (68,424)	¥ (59,749)
Loss for the period	(237,889)	(531,854)
Attributable to:
Owners of the parent	(236,497)
Non-controlling interests	(1,392)
Loss for the period	¥ (237,889)	(531,854)
Loss per share attributed to ordinary equity holders of the parent
Basic	¥ (1.80)
Diluted	¥ (1.80)
Loss for the period	¥ (237,889)	(531,854)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax:
Exchange differences on translation of foreign operations	2,811	61,914
Other comprehensive income/(loss) for the period, net of tax	2,811
Total comprehensive income/(loss) for the year	(235,078)	(469,940)
Attributable to:
Owners of the parent	(233,686)
Non-controlling interests	(1,392)
Total comprehensive income/(loss) for the year	(235,078)	(469,940)
Successor
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS)
Revenue	80,035	2,260,505
Operating expenses
Salaries, wages and benefits	(79,215)	(1,186,715)
Supplies and purchased medical services	(18,241)	(420,393)
Depreciation and amortization	(14,931)	(425,160)
Lease and rental expenses	(739)	(2,508)
Impairment of trade receivables	(528)	(7,378)
Other operating expenses	(165,776)	(296,757)
Loss from operations	(199,395)	(78,406)
Other income and expenses
Finance income	779	2,727
Finance costs	(29,503)	(263,810)
Foreign exchange losses	(2,641)	(49,389)
Gain on disposal of subsidiaries		3,558
Change in fair value of warrant liabilities	(7,592)	(112,729)	(7,592)
Other (loss)/income, net	(5,798)	(6,097)
Loss before income tax	(244,150)	(504,146)
Income tax (expense)/benefit	6,261	(27,708)
Loss for the period	(237,889)	(531,854)
Attributable to:
Owners of the parent	(236,497)	(505,570)
Non-controlling interests	(1,392)	(26,284)
Loss for the period	¥ (237,889)	¥ (531,854)
Loss per share attributed to ordinary equity holders of the parent
Basic	¥ (1.80)	¥ (3.85)
Diluted	¥ (1.80)	¥ (3.85)
Loss for the period	¥ (237,889)	¥ (531,854)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax:
Exchange differences on translation of foreign operations	2,811	61,914
Other comprehensive income/(loss) for the period, net of tax	2,811	61,914
Total comprehensive income/(loss) for the year	(235,078)	(469,940)
Attributable to:
Owners of the parent	(233,686)	(443,656)
Non-controlling interests	(1,392)	(26,284)
Total comprehensive income/(loss) for the year	(235,078)	¥ (469,940)
Predecessor
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS)
Revenue	¥ 80,035		2,369,167	2,058,779
Operating expenses
Salaries, wages and benefits			(1,346,478)	(1,187,738)
Supplies and purchased medical services			(381,954)	(303,579)
Depreciation and amortization			(329,453)	(138,639)
Lease and rental expenses			(13,167)	(201,670)
Impairment of trade receivables			(6,512)	(16,329)
Other operating expenses			(308,005)	(287,128)
Loss from operations			(16,402)	(76,304)
Other income and expenses
Finance income			2,127	2,543
Finance costs			(132,730)	(19,420)
Foreign exchange losses			(13,120)	(34,190)
Liquidation of a foreign operation				26,429
Other (loss)/income, net			171	6,645
Loss before income tax			(159,954)	(94,297)
Income tax (expense)/benefit			(68,424)	(59,749)
Loss for the period			(228,378)	(154,046)
Attributable to:
Owners of the parent			(200,441)	(129,998)
Non-controlling interests			(27,937)	(24,048)
Loss for the period			(228,378)	(154,046)
Loss per share attributed to ordinary equity holders of the parent
Loss for the period			(228,378)	(154,046)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax:
Exchange differences on translation of foreign operations			7,934	24,270
Liquidation of a foreign operation				(26,429)
Other comprehensive income/(loss) for the period, net of tax			7,934	(2,159)
Total comprehensive income/(loss) for the year			(220,444)	(156,205)
Attributable to:
Owners of the parent			(192,507)	(132,157)
Non-controlling interests			(27,937)	(24,048)
Total comprehensive income/(loss) for the year			¥ (220,444)	¥ (156,205)